Form N-1A Supplement	Jul. 12, 2024
Simplify National Muni Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Simplify National Muni Bond ETF

NMB (NYSE Acra, Inc.)

a series (the “Fund”) of Simplify Exchange Traded Funds (the “Trust”)

Supplement dated September 2, 2025 to the Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”) dated July 12, 2024

Effective November 1, 2025:

The Board of Trustees of the Trust has approved changing the non-fundamental investment objective of the Fund as follows:

Old Investment Objective	New Investment Objective
primary investment objective is to seek income, with a secondary investment objective of capital appreciation.	seeks to maximize total return.

Accordingly, all references to the Fund’s investment objective in the Summary Prospectus, Prospectus, and SAI are replaced with the New Investment Objective.

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This Supplement, and the Summary Prospectus, Prospectus and Statement of Additional Information dated July 12, 2024, provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1 (855) 772-8488.